FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 3,314	$ 1,571	$ 2,234
Accounts receivable	363	248
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	3,314	1,571
Accounts receivable	363	248
Derivative assets	0	3
Trade and other payables	1,155	1,101
Debt	5,564	5,767
Derivative liabilities	0	3
Other liabilities	209	297
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	3,314	1,571
Accounts receivable	363	248
Derivative assets	0	2
Trade and other payables	1,155	1,101
Debt	39	43
Derivative liabilities	0	3
Other liabilities	55	59
Liquidity risk | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	1
Trade and other payables	0	0
Debt	371	275
Derivative liabilities	0	0
Other liabilities	52	80
Liquidity risk | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	13	339
Derivative liabilities	0	0
Other liabilities	9	21
Liquidity risk | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	5,141	5,110
Derivative liabilities	0	0
Other liabilities	$ 93	$ 137